Valuation of derivatives, interest cost from labor obligations and other financial items, net (Tables)	12 Months Ended
Dec. 31, 2025
Valuation of derivatives, interest cost from labor obligations and other financial items, net [Abstract]
Valuation of Derivatives and Other Financial Items
For the years ended December 31, 2023, 2024 and 2025, valuation of derivatives and other financial items are as follows:

	For the years ended December 31,
	2023		2024		2025

Loss in valuation of derivatives, net (Note 7)	Ps.	(10,268,520)	Ps.	(2,141,802)	Ps.	(697,393)
Capitalized interest expense (Note 10 c)		1,442,077		1,622,958		1,569,608
Commissions		(1,190,435)		(1,787,308)		(1,524,206)
Interest cost of labor obligations (Note 18)		(13,573,881)		(14,116,698)		(17,258,864)
Contractual earn-out from business combination (Note 4)		2,206,671		14,856		—
Interest expense on taxes		(220,983)		(938,834)		(354,218)
Recognized dividend income (1) (Note 4)		4,551,827		2,779,138		3,015,648
Loss on exchange of KPN shares (Note 4)		—		(2,566,239)		—
Contractual compensation from business combination		(647,013)		—		—
Loss from the acquisition of Claro Chile, SpA (Note 12 a)		—		(781,355)		—
Impairment to notes receivable from joint venture (Note 12 b)		(12,184,562)		(4,594,792)		—
Recycling valuation of VTR Bonds		—		4,674,598		—
Impairment of joint venture (Note 12 b)		(4,677,782)		—		—
Allowance of doubtful accounts (2)		(1,051,288)		(1,324,469)		(864,752)
Gain on net monetary positions		9,321,480		27,387,169		5,420,274
Payment of Tax Compensations		—		(293,365)		—
Contractual compensation from Verizon		—		—		(3,940,030)
Commissions and other interest		—		(1,258,907)		(2,007,106)
Other financial cost		(522,259)		(1,056,110)		(1,665,223)

Total	Ps.	(26,814,668)	Ps.	5,618,840	Ps.	(18,306,262)

(1)	Dividend received during 2023, 2024 and 2025 by, Ps.4,590,313, Ps.2,779,138, and Ps.3,015,648 respectively.
(2)	This figure is related to certain uncollectible balances.